Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets
Cash and due from banks	$ 7,777	$ 9,546
Interest-bearing demand deposits	20,551	17,813
Cash and cash equivalents	28,328	27,359
Held-to-maturity securities (fair values of $1,342 and $0 at March 31, 2012 and 2011)	1,225	0
Available-for-sale securities	50,100	51,677
Loans, held for sale	509	354
Loans, net of allowance for loan losses of $1,383 and $1,145 at March 31, 2012 and 2011	125,752	120,164
Premises and equipment, net of accumulated depreciation of $4,044 and $3,684 at March 31, 2012 and 2011	4,150	3,848
Federal Reserve and Federal Home Loan Bank stock	1,189	1,056
Foreclosed assets held for sale, net	86	218
Interest receivable	966	914
Prepaid income taxes	96	249
Cash surrender value of life insurance	1,608	1,556
Other assets	1,485	1,436
Total assets	215,494	208,831
Liabilities and Stockholders' Equity
Demand	31,831	23,490
Savings, NOW and money market	102,258	97,121
Time deposits	47,199	55,741
Total deposits	181,288	176,352
Other borrowings	12,920	15,620
Short-term borrowings	0	1,800
Advances from borrowers for taxes and insurance	336	274
Deferred income taxes	547	512
Interest payable	120	183
Other liabilities	1,360	1,325
Total liabilities	196,571	196,066
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $.01 par value,$1,000 liquidation value; authorized 500,000 shares, 4,900 shares and 0 shares issued and outstanding at March 31, 2012 and 2011	4,900	0
Common stock, $.01 par value; authorized 2,000,000 shares; issued - 859,625 shares; outstanding - 2012 - 426,744 shares, 2011 - 427,149 shares	9	9
Additional paid-in capital	8,627	8,781
Retained earnings	12,744	11,212
Accumulated other comprehensive income	755	861
Treasury stock, at cost Common; 2012 - 432,881 shares, 2011 - 432,476 shares	(8,112)	(8,098)
Total stockholders' equity	18,923	12,765
Total liabilities and stockholders' equity	$ 215,494	$ 208,831